Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Allowance for Credit Loss

Accounts receivable and the allowance for credit losses consist of the following:

	As of December 31,
	2025	2024
Accounts receivable	$315,091	$246,500
Less: allowance for credit losses	(45,058)	(30,148)
	$270,033	$216,352